UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

John Hancock

Multimanager Portfolios

(Formerly known as Lifestyle Portfolios)

Quarterly portfolio holdings 9/30/17

Portfolios' investments	Multimanager Portfolios
INVESTMENT COMPANIES
Underlying Funds' Investment Managers
Allianz Global Investors U.S. LLC	(Allianz)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Boston Partners Global Investors, Inc.	(Boston Partners)
Brandywine Asset Management, Inc.	(Brandywine)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Invesco Advisors, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 9-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 88.3%
Blue Chip Growth, Class NAV (T. Rowe Price)	4,011,432	$157,769,638
Capital Appreciation, Class NAV (Jennison)	8,178,684	153,186,744
Capital Appreciation Value, Class NAV (T. Rowe Price)	14,305,335	177,100,049
Disciplined Value, Class NAV (Boston Partners)	7,897,164	170,894,620
Disciplined Value International, Class NAV (Boston Partners)	2,371,551	33,320,286
Emerging Markets, Class NAV (DFA)	14,232,410	162,249,474
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	14,451,596	165,326,263
Equity Income, Class NAV (T. Rowe Price)	10,549,005	219,841,265
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	3,472,745	49,417,156
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	3,439,580	182,710,506
Global Equity, Class NAV (JHAM) (B)(C)	5,920,686	72,528,402
Global Shareholder Yield, Class NAV (Epoch)	3,988,919	45,832,677
Greater China Opportunities, Class NAV (JHAM) (B)(C)	652,277	16,085,156
International Growth Stock, Class NAV (Invesco)	8,324,169	117,870,234
International Growth, Class NAV (Wellington)	5,249,985	139,649,612
International Small Cap, Class NAV (Franklin Templeton)	3,932,820	85,106,224
International Small Company, Class NAV (DFA)	6,737,905	85,436,630
International Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	29,297,686	351,572,234
International Value, Class NAV (Templeton)	8,572,308	147,015,082
International Value Equity, Class NAV (JHAM) (B)(C)	8,980,555	79,028,883
Mid Cap Stock, Class NAV (Wellington)	8,549,891	192,714,545
Mid Value, Class NAV (T. Rowe Price)	11,838,980	194,159,276
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	1,171,496	34,102,248
Small Cap Core, Class NAV (JHAM) (B)(C)	2,459,193	33,813,909
Small Cap Growth, Class NAV (Wellington) (D)	4,059,980	39,544,202
Small Cap Value, Class NAV (Wellington)	2,211,910	47,777,255
Small Company Growth, Class NAV (Invesco)	1,876,723	39,673,922
Small Company Value, Class NAV (T. Rowe Price)	1,049,287	32,328,532
Strategic Growth, Class NAV (JHAM) (B)(C)	8,045,471	153,346,670
U.S. Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	24,175,469	286,721,059
Value Equity, Class NAV (Barrow Hanley)	7,856,604	97,893,291
Alternative and specialty - 11.7%
Absolute Return Currency, Class NAV (First Quadrant) (D)	3,864,525	37,138,088
Financial Industries, Class NAV (JHAM) (B)(C)	3,582,034	74,757,051
Global Focused Strategies, Class NAV (Standard Life)	4,707,372	46,791,276
Global Real Estate, Class NAV (Deutsche)	2,164,791	20,868,581
Health Sciences, Class NAV (T. Rowe Price)	11,082,525	56,299,227
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares	Value
Alternative and specialty - (continued)
Natural Resources, Class NAV (Jennison)	5,375,991	$63,436,698
Real Estate Equity, Class NAV (T. Rowe Price)	2,031,421	21,004,889
Science & Technology, Class NAV (T. Rowe Price/Allianz)	4,259,880	59,766,121
Seaport, Class NAV (Wellington)	1,431,530	17,106,788
Technical Opportunities, Class NAV (Wellington)	7,551,415	103,454,387

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,119,756,423)		$4,264,639,150
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.9244% (E)	1,005	1,005
TOTAL SHORT-TERM INVESTMENTS (Cost $1,005)		$1,005

Total Investments (Multimanager Lifestyle Aggressive Portfolio) (Cost $3,119,757,428) - 100.0%	$4,264,640,155
Other assets and liabilities, net - 0.0%	17,068
TOTAL NET ASSETS - 100.0%	$4,264,657,223
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 9-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 71.6%
Blue Chip Growth, Class NAV (T. Rowe Price)	9,793,213	$385,167,082
Capital Appreciation, Class NAV (Jennison)	20,181,984	378,008,557
Capital Appreciation Value, Class NAV (T. Rowe Price)	44,709,775	553,507,020
Disciplined Value, Class NAV (Boston Partners)	19,414,928	420,139,049
Disciplined Value International, Class NAV (Boston Partners)	5,619,144	78,948,976
Emerging Markets, Class NAV (DFA)	28,657,438	326,694,789
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	28,944,840	331,128,971
Equity Income, Class NAV (T. Rowe Price)	25,920,376	540,180,641
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	11,082,878	157,709,357
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	7,791,573	413,888,378
Global Equity, Class NAV (JHAM) (B)(C)	18,428,973	225,754,924
Global Shareholder Yield, Class NAV (Epoch)	14,760,947	169,603,280
International Growth Stock, Class NAV (Invesco)	22,546,052	319,252,090
International Growth, Class NAV (Wellington)	12,189,977	324,253,384
International Small Cap, Class NAV (Franklin Templeton)	9,196,101	199,003,618
International Small Company, Class NAV (DFA)	15,694,292	199,003,618
International Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	75,928,036	911,136,438
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
International Value, Class NAV (Templeton)	19,726,046	$338,301,690
International Value Equity, Class NAV (JHAM) (B)(C)	25,824,501	227,255,607
Mid Cap Stock, Class NAV (Wellington)	20,417,240	460,204,599
Mid Value, Class NAV (T. Rowe Price)	28,061,112	460,202,231
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	2,646,664	77,044,396
Small Cap Core, Class NAV (JHAM) (B)(C)	5,561,471	76,470,225
Small Cap Growth, Class NAV (Wellington) (D)	8,028,096	78,193,656
Small Cap Value, Class NAV (Wellington)	4,360,908	94,195,609
Small Company Growth, Class NAV (Invesco)	3,699,031	78,197,521
Small Company Value, Class NAV (T. Rowe Price)	2,074,265	63,908,117
Strategic Growth, Class NAV (JHAM) (B)(C)	19,844,210	378,230,643
U.S. Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	66,062,401	783,500,081
Value Equity, Class NAV (Barrow Hanley)	19,267,266	240,070,135
Fixed income - 17.5%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	7,781,258	76,178,516
Bond, Class NAV (JHAM) (B)(C)	20,578,495	329,050,142
Core Bond, Class NAV (Wells Capital)	8,755,289	113,643,646
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	19,067,500	188,005,553
Floating Rate Income, Class NAV (WAMCO)	27,447,479	231,931,194
Global Bond, Class NAV (PIMCO)	2,974,667	37,837,765
Global Income, Class NAV (Stone Harbor)	4,638,844	44,486,514
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	6,084,785	55,980,019
High Yield, Class NAV (JHAM) (B)(C)*	16,850,001	59,480,503
High Yield, Class NAV (WAMCO)	3,694,654	30,259,217
Real Return Bond, Class NAV (PIMCO)	17,150,991	189,861,468
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	16,989,362	165,646,275
Spectrum Income, Class NAV (T. Rowe Price)	14,977,732	162,807,951
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	26,813,285	293,337,333
Total Return, Class NAV (PIMCO)	18,266,393	249,336,260
U.S. High Yield Bond, Class NAV (Wells Capital)	3,830,656	43,592,861
Alternative and specialty - 10.9%
Absolute Return Currency, Class NAV (First Quadrant) (D)	21,494,885	206,565,841
Financial Industries, Class NAV (JHAM) (B)(C)	9,379,073	195,741,264
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	20,233,310	209,212,426
Global Real Estate, Class NAV (Deutsche)	6,636,675	63,977,542
Health Sciences, Class NAV (T. Rowe Price)	22,989,546	116,786,894
Natural Resources, Class NAV (Jennison)	12,441,182	146,805,948
Real Estate Equity, Class NAV (T. Rowe Price)	6,139,598	63,483,441
Science & Technology, Class NAV (T. Rowe Price/Allianz)	9,301,082	130,494,176
Seaport, Class NAV (Wellington)	2,517,686	30,086,347
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares	Value
Alternative and specialty - (continued)
Technical Opportunities, Class NAV (Wellington)	18,656,019	$255,587,454

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $10,081,343,248)		$12,979,331,232
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.9244% (E)	1,006	1,006
TOTAL SHORT-TERM INVESTMENTS (Cost $1,006)		$1,006

Total Investments (Multimanager Lifestyle Growth Portfolio) (Cost $10,081,344,254) - 100.0%	$12,979,332,238
Other assets and liabilities, net - 0.0%	(705,220)
TOTAL NET ASSETS - 100.0%	$12,978,627,018
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 9-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 53.6%
Blue Chip Growth, Class NAV (T. Rowe Price)	7,060,590	$277,693,009
Capital Appreciation, Class NAV (Jennison)	14,458,358	270,805,044
Capital Appreciation Value, Class NAV (T. Rowe Price)	45,700,819	565,776,142
Disciplined Value, Class NAV (Boston Partners)	14,011,593	303,210,870
Disciplined Value International, Class NAV (Boston Partners)	3,891,947	54,681,852
Emerging Markets, Class NAV (DFA)	17,848,310	203,470,730
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	18,066,817	206,684,381
Equity Income, Class NAV (T. Rowe Price)	18,702,708	389,764,430
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	11,494,254	163,563,232
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	5,565,145	295,620,508
Global Equity, Class NAV (JHAM) (B)(C)	17,632,107	215,993,316
Global Shareholder Yield, Class NAV (Epoch)	14,367,895	165,087,115
International Growth Stock, Class NAV (Invesco)	14,694,000	208,067,037
International Growth, Class NAV (Wellington)	8,855,064	235,544,710
International Small Cap, Class NAV (Franklin Templeton)	5,710,423	123,573,564
International Small Company, Class NAV (DFA)	9,754,349	123,685,142
International Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	50,095,737	601,148,847
International Value, Class NAV (Templeton)	14,259,946	244,558,074
International Value Equity, Class NAV (JHAM) (B)(C)	16,570,258	145,818,272
Mid Cap Stock, Class NAV (Wellington)	14,261,873	321,462,612
Mid Value, Class NAV (T. Rowe Price)	19,806,283	324,823,042
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	1,616,443	$47,054,658
Small Cap Core, Class NAV (JHAM) (B)(C)	3,398,777	46,733,190
Small Cap Growth, Class NAV (Wellington) (D)	6,467,022	62,988,791
Small Cap Value, Class NAV (Wellington)	3,538,620	76,434,198
Small Company Growth, Class NAV (Invesco)	2,979,749	62,991,904
Small Company Value, Class NAV (T. Rowe Price)	1,671,346	51,494,164
Strategic Growth, Class NAV (JHAM) (B)(C)	14,218,251	270,999,869
U.S. Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	60,153,111	713,415,897
Value Equity, Class NAV (Barrow Hanley)	13,903,476	173,237,315
Fixed income - 37.2%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	13,068,467	127,940,295
Bond, Class NAV (JHAM) (B)(C)	49,146,901	785,858,952
Core Bond, Class NAV (Wells Capital)	20,306,848	263,582,886
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	30,135,447	297,135,512
Floating Rate Income, Class NAV (WAMCO)	53,418,042	451,382,454
Global Bond, Class NAV (PIMCO)	5,017,451	63,821,981
Global Income, Class NAV (Stone Harbor)	9,065,501	86,938,150
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	11,716,819	107,794,739
High Yield, Class NAV (JHAM) (B)(C)*	32,772,170	115,685,761
High Yield, Class NAV (WAMCO)	7,184,711	58,842,784
Real Return Bond, Class NAV (PIMCO)	37,476,921	414,869,513
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	37,140,929	362,124,063
Spectrum Income, Class NAV (T. Rowe Price)	33,077,600	359,553,510
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	59,216,036	647,823,438
Total Return, Class NAV (PIMCO)	43,461,011	593,242,794
U.S. High Yield Bond, Class NAV (Wells Capital)	7,450,186	84,783,122
Alternative and specialty - 9.2%
Absolute Return Currency, Class NAV (First Quadrant) (D)	23,268,887	223,614,000
Financial Industries, Class NAV (JHAM) (B)(C)	7,712,503	160,959,937
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	21,817,300	225,590,880
Global Real Estate, Class NAV (Deutsche)	6,620,689	63,823,441
Health Sciences, Class NAV (T. Rowe Price)	16,613,760	84,397,899
Natural Resources, Class NAV (Jennison)	8,440,601	99,599,088
Real Estate Equity, Class NAV (T. Rowe Price)	6,214,212	64,254,954
Science & Technology, Class NAV (T. Rowe Price/Allianz)	6,959,812	97,646,164
Seaport, Class NAV (Wellington)	2,595,944	31,021,526
Technical Opportunities, Class NAV (Wellington)	9,713,745	133,078,307

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $10,697,990,008)		$12,951,748,065
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares	Value

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.9244% (E)	1,006	$1,006
TOTAL SHORT-TERM INVESTMENTS (Cost $1,006)		$1,006

Total Investments (Multimanager Lifestyle Balanced Portfolio) (Cost $10,697,991,014) - 100.0%	$12,951,749,071
Other assets and liabilities, net - 0.0%	(1,447,221)
TOTAL NET ASSETS - 100.0%	$12,950,301,850
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 9-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 36.9%
Blue Chip Growth, Class NAV (T. Rowe Price)	1,096,339	$43,119,001
Capital Appreciation, Class NAV (Jennison)	2,260,279	42,335,019
Capital Appreciation Value, Class NAV (T. Rowe Price)	13,812,456	170,998,199
Disciplined Value, Class NAV (Boston Partners)	2,169,173	46,940,913
Disciplined Value International, Class NAV (Boston Partners)	1,004,390	14,111,673
Emerging Markets, Class NAV (DFA)	2,561,695	29,203,324
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	2,552,738	29,203,324
Equity Income, Class NAV (T. Rowe Price)	2,895,918	60,350,922
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	3,592,027	51,114,541
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	2,202,440	116,993,610
Global Equity, Class NAV (JHAM) (B)(C)	5,617,790	68,817,926
Global Shareholder Yield, Class NAV (Epoch)	4,498,173	51,684,003
International Growth Stock, Class NAV (Invesco)	3,421,339	48,446,158
International Growth, Class NAV (Wellington)	1,302,707	34,651,997
International Small Cap, Class NAV (Franklin Templeton)	996,280	21,559,501
International Small Company, Class NAV (DFA)	1,700,276	21,559,501
International Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	11,759,728	141,116,732
International Value, Class NAV (Templeton)	2,285,661	39,199,092
International Value Equity, Class NAV (JHAM) (B)(C)	3,385,376	29,791,310
Mid Cap Stock, Class NAV (Wellington)	2,590,083	58,380,477
Mid Value, Class NAV (T. Rowe Price)	3,615,795	59,299,037
Small Cap Growth, Class NAV (Wellington) (D)	1,384,779	13,487,749
Small Cap Value, Class NAV (Wellington)	1,257,264	27,156,894
Small Company Growth, Class NAV (Invesco)	639,772	13,524,773
Strategic Growth, Class NAV (JHAM) (B)(C)	2,221,145	42,335,019
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
U.S. Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	11,994,393	$142,253,505
Value Equity, Class NAV (Barrow Hanley)	2,152,804	26,823,939
Fixed income - 56.5%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	7,137,649	69,877,586
Bond, Class NAV (JHAM) (B)(C)	20,234,489	323,549,480
Core Bond, Class NAV (Wells Capital)	23,587,319	306,163,399
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	12,084,500	119,153,170
Floating Rate Income, Class NAV (WAMCO)	21,843,136	184,574,496
Global Bond, Class NAV (PIMCO)	4,274,682	54,373,957
Global Income, Class NAV (Stone Harbor)	3,467,077	33,249,268
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	4,526,640	41,645,091
High Yield, Class NAV (JHAM) (B)(C)*	12,875,348	45,449,980
High Yield, Class NAV (WAMCO)	2,823,382	23,123,499
Real Return Bond, Class NAV (PIMCO)	16,002,826	177,151,281
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	13,339,532	130,060,439
Spectrum Income, Class NAV (T. Rowe Price)	11,892,520	129,271,687
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	21,268,913	232,681,906
Total Return, Class NAV (PIMCO)	22,285,962	304,203,379
U.S. High Yield Bond, Class NAV (Wells Capital)	2,929,809	33,341,224
Alternative and specialty - 6.6%
Absolute Return Currency, Class NAV (First Quadrant) (D)	8,931,057	85,827,457
Enduring Assets, Class NAV (Wellington)	1,566,178	18,982,080
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	8,487,968	87,765,586
Global Real Estate, Class NAV (Deutsche)	2,010,645	19,382,613
Natural Resources, Class NAV (Jennison)	1,494,881	17,639,591
Real Estate Equity, Class NAV (T. Rowe Price)	1,884,979	19,490,685
Seaport, Class NAV (Wellington)	872,963	10,431,911

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,470,172,453)		$3,911,847,904
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.9244% (E)	1,005	1,005
TOTAL SHORT-TERM INVESTMENTS (Cost $1,005)		$1,005

Total Investments (Multimanager Lifestyle Moderate Portfolio) (Cost $3,470,173,458) - 100.0%	$3,911,848,909
Other assets and liabilities, net - 0.0%	(875,028)
TOTAL NET ASSETS - 100.0%	$3,910,973,881
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 9-30-17 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 16.6%
Blue Chip Growth, Class NAV (T. Rowe Price)	189,695	$7,460,698
Capital Appreciation, Class NAV (Jennison)	382,396	7,162,270
Capital Appreciation Value, Class NAV (T. Rowe Price)	6,998,592	86,642,573
Disciplined Value, Class NAV (Boston Partners)	410,821	8,890,167
Disciplined Value International, Class NAV (Boston Partners)	499,150	7,013,056
Emerging Markets, Class NAV (DFA)	914,917	10,430,055
Emerging Markets Equity, Class NAV (JHAM) (B)(C)	911,718	10,430,055
Equity Income, Class NAV (T. Rowe Price)	549,170	11,444,710
Fundamental Global Franchise, Class NAV (JHAM) (B)(C)	1,825,550	25,977,582
Fundamental Large Cap Core, Class NAV (JHAM) (B)(C)	597,923	31,761,682
Global Equity, Class NAV (JHAM) (B)(C)	2,699,250	33,065,811
Global Shareholder Yield, Class NAV (Epoch)	2,062,763	23,701,144
International Growth Stock, Class NAV (Invesco)	1,036,489	14,676,684
International Growth, Class NAV (Wellington)	530,102	14,100,718
International Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	5,959,854	71,518,245
International Value, Class NAV (Templeton)	870,052	14,921,395
International Value Equity, Class NAV (JHAM) (B)(C)	779,982	6,863,842
Mid Cap Stock, Class NAV (Wellington)	812,177	18,306,463
Mid Value, Class NAV (T. Rowe Price)	1,133,811	18,594,498
Small Cap Growth, Class NAV (Wellington) (D)	903,654	8,801,589
Small Cap Value, Class NAV (Wellington)	410,064	8,857,389
Strategic Growth, Class NAV (JHAM) (B)(C)	375,775	7,162,270
U.S. Strategic Equity Allocation, Class NAV (JHAM) (B)(C)	3,629,950	43,051,209
Value Equity, Class NAV (Barrow Hanley)	408,123	5,085,211
Fixed income - 73.5%
Asia Pacific Total Return Bond, Class NAV (JHAM) (B)(C)	5,802,758	56,809,000
Bond, Class NAV (JHAM) (B)(C)	19,720,002	315,322,837
Core Bond, Class NAV (Wells Capital)	22,586,091	293,167,461
Emerging Markets Debt, Class NAV (JHAM) (B)(C)	9,794,655	96,575,299
Floating Rate Income, Class NAV (WAMCO)	21,230,395	179,396,841
Global Bond, Class NAV (PIMCO)	5,021,469	63,873,092
Global Income, Class NAV (Stone Harbor)	2,969,370	28,476,259
Global Short Duration Credit, Class NAV (JHAM) (B)(C)	3,376,366	31,062,563
High Yield, Class NAV (JHAM) (B)(C)*	8,548,878	30,177,539
High Yield, Class NAV (WAMCO)	1,868,078	15,299,561
Real Return Bond, Class NAV (PIMCO)	17,749,008	196,481,521
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	13,877,956	135,310,067
Short Term Government Income, Class NAV (JHAM) (B)(C)	12,634,221	119,393,390
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares	Value
Fixed income - (continued)
Spectrum Income, Class NAV (T. Rowe Price)	10,373,219	$112,756,894
Strategic Income Opportunities, Class NAV (JHAM) (B)(C)	18,552,432	202,963,606
Total Return, Class NAV (PIMCO)	21,528,497	293,863,985
U.S. High Yield Bond, Class NAV (Wells Capital)	1,938,211	22,056,842
Alternative and specialty - 9.9%
Absolute Return Currency, Class NAV (First Quadrant) (D)	10,099,575	97,056,914
Enduring Assets, Class NAV (Wellington)	4,220,401	51,151,265
Global Absolute Return Strategies, Class NAV (Standard Life) (D)	9,535,488	98,596,951
Global Real Estate, Class NAV (Deutsche)	1,843,488	17,771,226
Natural Resources, Class NAV (Jennison)	796,651	9,400,479
Real Estate Equity, Class NAV (T. Rowe Price)	1,722,113	17,806,653
Seaport, Class NAV (Wellington)	397,289	4,747,601

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,817,040,627)		$2,985,437,162
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.9244% (E)	1,005	1,005
TOTAL SHORT-TERM INVESTMENTS (Cost $1,005)		$1,005

Total Investments (Multimanager Lifestyle Conservative Portfolio) (Cost $2,817,041,632) - 100.0%	$2,985,438,167
Other assets and liabilities, net - 0.0%	(278,658)
TOTAL NET ASSETS - 100.0%	$2,985,159,509
Percentages are based upon net assets.
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	The rate shown is the annualized seven-day yield as of 9-30-17.
*	Formerly known as Focused High Yield Fund.
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset values (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multimanager Lifestyle Aggressive Portfolio
Absolute Return Currency	3,177,427	687,478	(380)	3,864,525	—	—	($122)	($935,407)	$37,138,088
Alpha Opportunities	3,643,070	—	(3,643,070)	—	—	—	11,924,649	(10,051,317)	—
Blue Chip Growth	5,143,532	—	(1,132,100)	4,011,432	—	—	17,549,426	22,072,023	157,769,638
Capital Appreciation	10,507,967	—	(2,329,283)	8,178,684	—	—	11,468,727	27,377,611	153,186,744
Capital Appreciation Value	15,818,261	—	(1,512,926)	14,305,335	—	—	197,557	19,930,713	177,100,049
Disciplined Value	7,848,421	585,420	(536,677)	7,897,164	—	—	632,855	17,767,853	170,894,620
Disciplined Value International	—	2,406,890	(35,339)	2,371,551	—	—	13,599	1,353,399	33,320,286
Emerging Markets	13,905,033	773,510	(446,133)	14,232,410	—	—	356,274	32,399,851	162,249,474
Emerging Markets Equity	14,446,576	291,356	(286,336)	14,451,596	—	—	25,259	39,781,654	165,326,263
Equity Income	10,950,988	176,934	(578,917)	10,549,005	$3,038,290	—	374,101	17,469,663	219,841,265
Financial Industries	3,700,657	171,133	(289,756)	3,582,034	—	—	338,407	6,512,407	74,757,051
Fundamental Global Franchise	4,332,397	1,128	(860,780)	3,472,745	—	—	358,465	9,643,453	49,417,156
Fundamental Large Cap Core, Class NAV	—	3,747,601	(308,021)	3,439,580	—	—	1,101,516	20,912,648	182,710,506
Fundamental Large Cap Core, Class R6	3,793,512	—	(3,793,512)	—	—	—	7,422,713	(3,383,542)	—
Global Equity	6,661,182	61,435	(801,931)	5,920,686	—	—	475,160	7,992,878	72,528,402
Global Focused Strategies	5,006,448	177,684	(476,760)	4,707,372	—	—	(99,557)	1,761,172	46,791,276
Global Real Estate	2,234,359	160,335	(229,903)	2,164,791	—	—	41,378	1,368,858	20,868,581
Global Shareholder Yield	3,990,697	213,623	(215,401)	3,988,919	1,115,294	—	48,682	4,338,359	45,832,677
Greater China Opportunities	652,277	—	—	652,277	—	—	—	4,644,214	16,085,156
Health Sciences	6,556,617	7,412,151	(2,886,243)	11,082,525	—	—	(4,620,601)	10,934,667	56,299,227
International Growth	1,072,656	4,793,189	(615,860)	5,249,985	—	—	1,112,653	20,003,718	139,649,612
International Growth Opportunities	6,162,387	—	(6,162,387)	—	—	—	16,869,333	(10,501,058)	—
International Growth Stock	10,411,130	—	(2,086,961)	8,324,169	—	—	1,129,210	21,083,008	117,870,234

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Small Cap	4,756,178	16,896	(840,254)	3,932,820	—	—	2,035,810	18,652,334	85,106,224
International Small Company	7,925,816	72,227	(1,260,138)	6,737,905	—	—	2,466,532	16,039,789	85,436,630
International Strategic Equity Allocation	27,316,496	5,158,124	(3,176,934)	29,297,686	—	—	1,760,394	59,814,461	351,572,234
International Value	12,842,750	—	(4,270,442)	8,572,308	—	—	7,484,962	18,494,695	147,015,082
International Value Equity	10,608,469	—	(1,627,914)	8,980,555	—	—	(339,714)	13,443,692	79,028,883
Mid Cap Stock	9,063,071	997,795	(1,510,975)	8,549,891	—	—	692,359	36,549,760	192,714,545
Mid Value	8,022,496	4,041,440	(224,956)	11,838,980	—	—	40,476	8,618,114	194,159,276
Natural Resources	5,664,905	89,482	(378,396)	5,375,991	—	—	(2,240,295)	(54,019)	63,436,698
New Opportunities	1,050,865	136,502	(15,871)	1,171,496	—	—	14,410	2,677,714	34,102,248
Real Estate Equity	1,965,974	167,025	(101,578)	2,031,421	—	—	(57,235)	273,808	21,004,889
Redwood	2,819,905	—	(2,819,905)	—	—	—	942,799	(748,737)	—
Science & Technology	8,663,771	2,275	(4,406,166)	4,259,880	—	—	9,858,349	14,146,333	59,766,121
Seaport	1,898,338	—	(466,808)	1,431,530	—	—	777,070	1,837,773	17,106,788
Small Cap Core	2,317,780	251,793	(110,380)	2,459,193	—	—	337,785	3,471,493	33,813,909
Small Cap Growth	4,082,536	417,760	(440,316)	4,059,980	—	—	(534,045)	7,118,417	39,544,202
Small Cap Value	1,855,377	383,926	(27,393)	2,211,910	—	—	305	852,038	47,777,255
Small Company Growth	1,838,334	188,515	(150,126)	1,876,723	—	—	82,803	5,696,141	39,673,922
Small Company Value	926,559	127,939	(5,211)	1,049,287	—	—	1,093	2,341,046	32,328,532
Strategic Growth	9,874,794	—	(1,829,323)	8,045,471	—	—	9,296,240	22,357,792	153,346,670
Technical Opportunities	10,241,328	24,920	(2,714,833)	7,551,415	—	—	1,773,577	25,544,564	103,454,387
U.S. Strategic Equity Allocation	25,327,927	1,210,460	(2,362,918)	24,175,469	—	—	1,007,305	31,557,167	286,721,059
Value	4,734,230	2,756,675	(7,490,905)	—	61,842	$11,182,108	843,244	(11,714,336)	—
Value Equity	8,403,799	43,541	(590,736)	7,856,604	—	—	541,586	10,507,921	97,893,291
					$4,215,426	$11,182,108	$103,505,494	$549,954,785	$4,264,639,150
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	19,101,835	2,729,514	(336,464)	21,494,885	—	—	($178,771)	($5,554,310)	$206,565,841
Active Bond	26,224,547	751,925	(26,976,472)	—	$2,682,975	—	8,741,442	(5,382,201)	—
Alpha Opportunities	8,333,714	—	(8,333,714)	—	—	—	27,933,666	(23,648,320)	—
Asia Pacific Total Return Bond	7,820,678	127,128	(166,548)	7,781,258	—	—	(38,635)	4,611,649	76,178,516
Blue Chip Growth	13,020,653	—	(3,227,440)	9,793,213	—	—	52,520,653	46,605,309	385,167,082
Bond	—	20,780,646	(202,151)	20,578,495	4,374,397	—	11,416	1,878,584	329,050,142
Capital Appreciation	26,602,036	—	(6,420,052)	20,181,984	—	—	34,007,808	63,229,187	378,008,557
Capital Appreciation Value	51,866,727	—	(7,156,952)	44,709,775	—	—	6,639,645	58,306,398	553,507,020
Core Bond	6,521,917	2,327,956	(94,584)	8,755,289	1,462,362	—	(42,201)	1,265,931	113,643,646
Disciplined Value	18,036,181	3,232,182	(1,853,435)	19,414,928	—	—	2,039,611	43,503,722	420,139,049
Disciplined Value International	—	5,724,191	(105,047)	5,619,144	—	—	42,868	3,207,730	78,948,976
Emerging Markets	29,787,610	2,037,942	(3,168,114)	28,657,438	—	—	6,175,354	62,563,359	326,694,789
Emerging Markets Debt	16,623,278	3,868,886	(1,424,664)	19,067,500	6,263,356	—	(845,222)	13,219,556	188,005,553
Emerging Markets Equity	30,886,543	1,223,213	(3,164,916)	$28,944,840	—	—	683,438	82,450,806	331,128,971
Equity Income	27,712,352	375,481	(2,167,457)	25,920,376	7,551,835	—	4,284,113	40,399,545	540,180,641
Financial Industries	9,937,148	379,371	(937,446)	9,379,073	—	—	1,724,577	16,556,582	195,741,264
Floating Rate Income	29,314,446	1,082,200	(2,949,167)	27,447,479	8,777,129	—	(2,382,396)	(2,086,617)	231,931,194
Fundamental Global Franchise	13,698,732	—	(2,615,854)	11,082,878	—	—	1,915,915	29,684,046	157,709,357

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Fundamental Large Cap Core, Class NAV	—	8,766,081	(974,508)	7,791,573	—	—	3,363,883	47,372,766	413,888,378
Fundamental Large Cap Core, Class R6	8,863,786	—	(8,863,786)	—	—	—	17,363,407	(7,917,169)	—
Global Absolute Return Strategies	27,985,219	—	(7,751,909)	20,233,310	—	—	(7,276,276)	13,093,643	209,212,426
Global Bond	3,061,213	59,992	(146,538)	2,974,667	—	—	27,266	2,829,097	37,837,765
Global Equity	20,726,572	—	(2,297,599)	18,428,973	—	—	1,625,627	24,969,477	225,754,924
Global Income	7,095,672	246,020	(2,702,848)	4,638,844	2,340,645	—	(1,400,740)	3,691,975	44,486,514
Global Real Estate	6,999,752	253,432	(616,509)	6,636,675	—	—	144,329	4,208,997	63,977,542
Global Shareholder Yield	17,028,297	370,883	(2,638,233)	14,760,947	4,173,227	—	3,145,173	13,769,485	169,603,280
Global Short Duration Credit	7,329,214	274,390	(1,518,819)	6,084,785	2,520,727	—	(1,265,645)	2,247,368	55,980,019
Health Sciences	19,342,221	16,919,397	(13,272,072)	22,989,546	—	—	(19,628,207)	34,742,243	116,786,894
High Yield	4,360,509	159,076	(824,931)	3,694,654	1,292,347	—	1,131,919	(463,151)	30,259,217
High Yield (FKA Focused High Yield)	19,881,633	763,547	(3,795,179)	16,850,001	2,694,509	—	(1,317,092)	2,623,445	59,480,503
International Growth	2,012,317	11,593,243	(1,415,583)	12,189,977	—	—	2,670,581	50,163,666	324,253,384
International Growth Opportunities	12,686,404	—	(12,686,404)	—	—	—	37,808,694	(24,693,858)	—
International Growth Stock	28,222,809	313,234	(5,989,991)	22,546,052	—	—	3,125,455	56,535,909	319,252,090
International Small Cap	11,183,377	—	(1,987,276)	9,196,101	—	—	4,512,029	44,323,918	199,003,618
International Small Company	18,816,519	—	(3,122,227)	15,694,292	—	—	7,488,502	36,226,843	199,003,618
International Strategic Equity Allocation	71,533,964	14,356,665	(9,962,593)	75,928,036	—	—	3,224,235	153,975,493	911,136,438
International Value	30,225,280	—	(10,499,234)	19,726,046	—	—	17,276,103	42,433,316	338,301,690
International Value Equity	29,288,671	—	(3,464,170)	25,824,501	—	—	(1,603,436)	37,573,581	227,255,607
Mid Cap Stock	22,754,594	1,555,048	(3,892,402)	20,417,240	—	—	2,431,597	88,528,011	460,204,599
Mid Value	19,690,978	8,819,610	(449,476)	28,061,112	—	—	101,930	20,678,591	460,202,231
Natural Resources	13,952,264	—	(1,511,082)	12,441,182	—	—	(8,292,676)	2,238,545	146,805,948
New Opportunities	2,351,520	375,440	(80,296)	2,646,664	—	—	94,546	6,049,845	77,044,396
Real Estate Equity	6,123,240	174,593	(158,235)	6,139,598	—	—	(125,019)	800,587	63,483,441
Real Return Bond	16,706,696	563,494	(119,199)	17,150,991	2,452,736	—	(32,543)	1,689,279	189,861,468
Redwood	9,737,215	—	(9,737,215)	—	—	—	3,012,063	(2,341,985)	—
Science & Technology	20,701,832	—	(11,400,750)	9,301,082	—	—	27,045,224	30,376,618	130,494,176
Seaport	3,603,016	—	(1,085,330)	2,517,686	—	—	1,859,994	3,035,919	30,086,347
Short Duration Credit Opportunities	19,715,657	982,571	(3,708,866)	16,989,362	5,035,332	—	(1,547,394)	4,254,552	165,646,275
Small Cap Core	5,186,494	691,023	(316,046)	5,561,471	—	—	906,140	7,669,547	76,470,225
Small Cap Growth	8,004,156	1,013,509	(989,569)	8,028,096	—	—	(1,065,517)	13,974,066	78,193,656
Small Cap Value	3,633,835	784,749	(57,676)	4,360,908	—	—	(2,162)	1,895,123	94,195,609
Small Company Growth	3,583,847	462,786	(347,602)	3,699,031	—	—	257,689	11,076,906	78,197,521
Small Company Value	1,814,798	290,643	(31,176)	2,074,265	—	—	9,497	4,671,554	63,908,117
Spectrum Income	14,704,020	870,498	(596,786)	14,977,732	3,800,936	—	74,560	5,348,034	162,807,951
Strategic Growth	24,999,093	—	(5,154,883)	19,844,210	—	—	26,629,916	52,615,390	378,230,643
Strategic Income Opportunities	26,631,078	1,281,417	(1,099,210)	26,813,285	6,137,049	—	(9,283)	9,239,316	293,337,333
Technical Opportunities	24,306,643	7,904	(5,658,528)	18,656,019	—	—	2,315,624	61,578,516	255,587,454
Total Return	14,546,138	4,016,432	(296,177)	18,266,393	3,071,751	—	26,630	5,823,889	249,336,260
U.S. High Yield Bond	4,507,957	152,714	(830,015)	3,830,656	1,716,960	—	569,360	762,599	43,592,861

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
U.S. Strategic Equity Allocation	72,502,178	6,743,463	(13,183,240)	66,062,401	—	—	8,933,102	84,501,832	783,500,081
Value	11,582,045	6,239,621	(17,821,666)	—	146,173	$26,430,704	2,532,336	(28,102,785)	—
Value Equity	21,275,012	—	(2,007,746)	19,267,266	—	—	2,029,451	25,605,761	240,070,135
					$66,494,446	$26,430,704	$281,404,153	$1,380,487,710	$12,979,331,232
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	21,125,812	2,949,372	(806,297)	23,268,887	—	—	($220,313)	($6,062,831)	$223,614,000
Active Bond	58,038,398	11,412,895	(69,451,293)	—	$6,907,356	—	30,537,852	(22,566,977)	—
Alpha Opportunities	6,056,117	—	(6,056,117)	—	—	—	19,781,388	(16,667,224)	—
Asia Pacific Total Return Bond	13,692,009	—	(623,542)	13,068,467	—	—	(181,886)	8,072,309	127,940,295
Blue Chip Growth	9,860,364	—	(2,799,774)	7,060,590	—	—	46,501,982	27,371,189	277,693,009
Bond	—	50,647,197	(1,500,296)	49,146,901	10,976,605	—	109,342	4,776,929	785,858,952
Capital Appreciation	20,145,452	—	(5,687,094)	14,458,358	—	—	37,450,734	34,956,017	270,805,044
Capital Appreciation Value	55,049,119	—	(9,348,300)	45,700,819	—	—	5,376,184	62,173,777	565,776,142
Core Bond	18,343,892	3,540,900	(1,577,944)	20,306,848	3,529,330	—	(311,528)	3,664,767	263,582,886
Disciplined Value	13,349,135	2,749,958	(2,087,500)	14,011,593	—	—	2,186,749	31,443,646	303,210,870
Disciplined Value International	—	3,987,022	(95,075)	3,891,947	—	—	34,216	2,222,676	54,681,852
Emerging Markets	18,116,306	2,016,613	(2,284,609)	17,848,310	—	—	6,526,806	34,552,290	203,470,730
Emerging Markets Debt	23,169,713	9,289,238	(2,323,504)	30,135,447	8,913,897	—	(1,244,803)	18,685,238	297,135,512
Emerging Markets Equity	18,804,061	1,571,418	(2,308,662)	18,066,817	—	—	1,096,895	48,701,119	206,684,381
Equity Income	20,986,483	276,652	(2,560,427)	18,702,708	5,562,219	—	6,061,573	27,076,283	389,764,430
Financial Industries	8,430,314	454,461	(1,172,272)	7,712,503	—	—	2,360,823	12,964,947	160,959,937
Floating Rate Income	65,024,867	2,243,275	(13,850,100)	53,418,042	18,933,944	—	(12,645,585)	2,966,434	451,382,454
Fundamental Global Franchise	14,509,833	—	(3,015,579)	11,494,254	—	—	925,454	31,720,268	163,563,232
Fundamental Large Cap Core, Class NAV	—	6,525,581	(960,436)	5,565,145	—	—	3,372,195	33,836,082	295,620,508
Fundamental Large Cap Core, Class R6	6,644,471	—	(6,644,471)	—	—	—	12,979,001	(5,893,132)	—
Global Absolute Return Strategies	30,774,305	—	(8,957,005)	21,817,300	—	—	(7,840,301)	14,096,489	225,590,880
Global Bond	13,256,947	115,726	(8,355,222)	5,017,451	—	—	5,411,745	4,230,344	63,821,981
Global Equity	19,797,226	—	(2,165,119)	17,632,107	—	—	1,944,745	23,877,972	215,993,316
Global Income	13,759,317	479,587	(5,173,403)	9,065,501	4,562,117	—	(2,697,367)	7,144,248	86,938,150
Global Real Estate	10,231,090	—	(3,610,401)	6,620,689	—	—	10,133,745	(4,250,409)	63,823,441
Global Shareholder Yield	15,857,168	364,348	(1,853,621)	14,367,895	4,099,433	—	2,986,203	13,599,449	165,087,115
Global Short Duration Credit	14,369,298	532,317	(3,184,796)	11,716,819	4,891,259	—	(3,063,665)	4,967,859	107,794,739
Health Sciences	15,426,195	17,004,091	(15,816,526)	16,613,760	—	—	(13,814,146)	23,561,100	84,397,899
High Yield	8,544,212	310,546	(1,670,047)	7,184,711	2,522,900	—	2,913,970	(1,604,133)	58,842,784
High Yield (FKA Focused High Yield)	38,806,240	1,488,632	(7,522,702)	32,772,170	5,253,265	—	(2,607,770)	5,157,732	115,685,761
International Growth	1,487,433	8,702,150	(1,334,519)	8,855,064	—	—	2,406,394	33,875,132	235,544,710
International Growth Opportunities	9,748,227	—	(9,748,227)	—	—	—	30,228,734	(20,201,830)	—
International Growth Stock	19,309,032	78,309	(4,693,341)	14,694,000	—	—	3,900,713	35,923,824	208,067,037
International Small Cap	7,228,102	—	(1,517,679)	5,710,423	—	—	4,100,522	26,797,505	123,573,564
International Small Company	12,139,946	—	(2,385,597)	9,754,349	—	—	6,141,584	21,471,524	123,685,142

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Strategic Equity Allocation	48,499,948	10,918,705	(9,322,916)	50,095,737	—	—	4,903,366	102,592,738	601,148,847
International Value	23,304,901	—	(9,044,955)	14,259,946	—	—	16,889,925	28,641,416	244,558,074
International Value Equity	19,992,632	—	(3,422,374)	16,570,258	—	—	(1,221,446)	25,317,127	145,818,272
Investment Quality Bond	16,956,705	—	(16,956,705)	—	—	—	(4,526,619)	5,878,253	—
Mid Cap Stock	16,530,590	900,052	(3,168,769)	14,261,873	—	—	2,191,542	62,608,015	321,462,612
Mid Value	14,046,312	6,087,545	(327,574)	19,806,283	—	—	89,835	14,606,068	324,823,042
Natural Resources	10,394,174	27,390	(1,980,963)	8,440,601	—	—	(7,592,108)	2,836,525	99,599,088
New Opportunities	1,452,277	261,353	(97,187)	1,616,443	—	—	358,357	3,439,267	47,054,658
Real Estate Equity	6,339,528	204,385	(329,701)	6,214,212	—	—	(75,867)	803,026	64,254,954
Real Return Bond	29,073,320	9,385,818	(982,217)	37,476,921	4,574,646	—	(470,415)	3,683,248	414,869,513
Redwood	9,815,364	—	(9,815,364)	—	—	—	3,265,575	(2,591,565)	—
Science & Technology	18,269,171	14,596	(11,323,955)	6,959,812	—	—	26,713,661	22,890,630	97,646,164
Seaport	3,477,860	—	(881,916)	2,595,944	—	—	1,414,446	3,253,603	31,021,526
Short Duration Credit Opportunities	44,649,328	1,925,594	(9,433,993)	37,140,929	11,256,969	—	(4,837,046)	10,915,910	362,124,063
Small Cap Core	3,203,130	481,770	(286,123)	3,398,777	—	—	882,988	4,387,981	46,733,190
Small Cap Growth	6,533,132	933,964	(1,000,074)	6,467,022	—	—	(800,957)	11,251,664	62,988,791
Small Cap Value	2,969,010	653,886	(84,276)	3,538,620	—	—	(8,864)	1,542,357	76,434,198
Small Company Growth	2,942,893	429,087	(392,231)	2,979,749	—	—	231,237	8,950,715	62,991,904
Small Company Value	1,483,228	267,370	(79,252)	1,671,346	—	—	37,403	3,776,118	51,494,164
Spectrum Income	33,971,593	1,268,262	(2,162,255)	33,077,600	8,522,133	—	422,569	11,797,131	359,553,510
Strategic Growth	18,931,559	—	(4,713,308)	14,218,251	—	—	26,948,252	32,016,606	270,999,869
Strategic Income Opportunities	60,770,405	2,257,972	(3,812,341)	59,216,036	13,696,350	—	(602,064)	21,238,972	647,823,438
Technical Opportunities	14,726,752	—	(5,013,007)	9,713,745	—	—	4,289,497	33,607,452	133,078,307
Total Return	30,489,477	14,237,872	(1,266,338)	43,461,011	7,475,318	—	21,948	14,586,718	593,242,794
U.S. High Yield Bond	8,910,055	298,937	(1,758,806)	7,450,186	3,360,782	—	725,755	1,888,519	84,783,122
U.S. Strategic Equity Allocation	55,031,906	12,348,064	(7,226,859)	60,153,111	—	—	1,994,921	75,605,927	713,415,897
Value	8,289,726	4,445,029	(12,734,755)	—	103,570	$18,727,272	(663,077)	(17,431,842)	—
Value Equity	16,110,576	36,118	(2,243,218)	13,903,476	—	—	2,223,160	18,260,631	173,237,315
					$125,142,093	$18,727,272	$273,648,159	$1,028,993,823	$12,951,748,065
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	7,323,190	1,663,959	(56,092)	8,931,057	—	—	$21,825	($2,169,844)	$85,827,457
Active Bond	31,797,261	410,925	(32,208,186)	—	$3,118,397	—	10,964,444	(6,941,696)	—
Alpha Opportunities	1,019,469	—	(1,019,469)	—	—	—	2,157,555	(1,633,325)	—
Asia Pacific Total Return Bond	7,779,304	25,587	(667,242)	7,137,649	—	—	(277,650)	4,661,890	69,877,586
Blue Chip Growth	1,513,756	—	(417,417)	1,096,339	—	—	8,200,258	3,068,046	43,119,001
Bond	—	20,939,750	(705,261)	20,234,489	4,771,913	—	41,672	2,128,196	323,549,480
Capital Appreciation	3,092,877	5,729	(838,327)	2,260,279	—	—	4,943,938	6,100,555	42,335,019
Capital Appreciation Value	15,779,257	277,232	(2,244,033)	13,812,456	—	—	1,346,944	18,635,858	170,998,199
Core Bond	11,718,702	12,614,595	(745,978)	23,587,319	4,261,732	—	(57,786)	4,130,516	306,163,399
Disciplined Value	2,483,262	69,799	(383,888)	2,169,173	—	—	470,300	4,788,037	46,940,913
Disciplined Value International	—	1,037,872	(33,482)	1,004,390	—	—	14,843	573,973	14,111,673
Emerging Markets	2,767,540	574,591	(780,436)	2,561,695	—	—	459,855	6,128,752	29,203,324
Emerging Markets Debt	9,798,826	3,419,521	(1,133,847)	12,084,500	3,679,780	—	(638,886)	7,888,116	119,153,170
Emerging Markets Equity	2,949,133	515,621	(912,016)	2,552,738	—	—	830,511	7,126,312	29,203,324

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Enduring Assets	1,910,111	38,801	(382,734)	1,566,178	398,442	—	515,985	2,378,738	18,982,080
Equity Income	3,233,495	137,129	(474,706)	2,895,918	851,727	—	2,136,785	2,960,127	60,350,922
Floating Rate Income	26,094,778	1,031,689	(5,283,331)	21,843,136	7,609,752	—	(4,854,321)	971,076	184,574,496
Fundamental Global Franchise	4,475,851	17,421	(901,245)	3,592,027	—	—	145,343	9,845,841	51,114,541
Fundamental Large Cap Core, Class NAV	—	2,622,475	(420,035)	2,202,440	—	—	1,127,964	13,390,835	116,993,610
Fundamental Large Cap Core, Class R6	2,612,741	—	(2,612,741)	—	—	—	5,080,202	(2,281,628)	—
Global Absolute Return Strategies	10,673,246	24,448	(2,209,726)	8,487,968	—	—	(1,860,099)	4,005,881	87,765,586
Global Bond	7,501,854	151,881	(3,379,053)	4,274,682	—	—	1,699,004	4,182,920	54,373,957
Global Equity	5,667,100	567,487	(616,797)	5,617,790	—	—	464,332	7,706,673	68,817,926
Global Income	5,539,173	189,582	(2,261,678)	3,467,077	1,804,053	—	(1,318,249)	3,092,527	33,249,268
Global Real Estate	2,223,869	49,424	(262,648)	2,010,645	—	—	183,796	1,177,121	19,382,613
Global Shareholder Yield	4,428,191	748,981	(678,999)	4,498,173	1,295,857	—	288,972	4,873,739	51,684,003
Global Short Duration Credit	5,789,517	211,639	(1,474,516)	4,526,640	1,945,080	—	(1,398,303)	2,161,065	41,645,091
High Yield	3,443,683	129,618	(749,919)	2,823,382	997,736	—	(40,221)	569,307	23,123,499
High Yield (FKA Focused High Yield)	15,632,383	595,967	(3,353,002)	12,875,348	2,083,507	—	(1,157,376)	2,182,008	45,449,980
International Growth	413,102	1,153,872	(264,267)	1,302,707	—	—	492,848	6,614,986	34,651,997
International Growth Opportunities	2,132,658	—	(2,132,658)	—	—	—	6,610,617	(4,416,214)	—
International Growth Stock	3,837,493	250,753	(666,907)	3,421,339	—	—	420,548	7,715,869	48,446,158
International Small Cap	1,304,960	—	(308,680)	996,280	—	—	813,485	4,653,076	21,559,501
International Small Company	2,169,367	—	(469,091)	1,700,276	—	—	1,191,009	3,688,311	21,559,501
International Strategic Equity Allocation	19,420,816	90	(7,661,178)	11,759,728	—	—	4,053,740	24,377,019	141,116,732
International Value	4,261,796	—	(1,976,135)	2,285,661	—	—	8,755,564	(626,392)	39,199,092
International Value Equity	3,973,216	3,311	(591,151)	3,385,376	—	—	88,389	4,745,029	29,791,310
Investment Quality Bond	11,433,289	32,911	(11,466,200)	—	—	—	1,452,208	(539,239)	—
Mid Cap Stock	3,143,113	132,108	(685,138)	2,590,083	—	—	1,268,971	10,628,265	58,380,477
Mid Value	3,715,966	182,294	(282,465)	3,615,795	—	—	83,105	3,266,055	59,299,037
Natural Resources	1,905,086	36,234	(446,439)	1,494,881	—	—	(2,487,343)	1,628,932	17,639,591
Real Estate Equity	1,956,744	36,926	(108,691)	1,884,979	—	—	(4,770)	211,784	19,490,685
Real Return Bond	13,503,920	3,284,372	(785,466)	16,002,826	2,028,802	—	(381,457)	1,855,177	177,151,281
Redwood	2,926,109	—	(2,926,109)	—	—	—	1,024,801	(823,477)	—
Seaport	1,009,472	2,511	(139,020)	872,963	—	—	197,225	1,177,353	10,431,911
Short Duration Credit Opportunities	16,244,824	698,792	(3,604,084)	13,339,532	4,070,663	—	(1,955,360)	4,161,856	130,060,439
Small Cap Growth	1,435,658	187,584	(238,463)	1,384,779	—	—	(68,389)	2,340,829	13,487,749
Small Cap Value	1,091,263	194,188	(28,187)	1,257,264	—	—	2,419	522,407	27,156,894
Small Company Growth	647,753	84,225	(92,206)	639,772	—	—	115,415	1,878,028	13,524,773
Spectrum Income	12,435,942	445,296	(988,718)	11,892,520	3,083,424	—	460,184	3,969,257	129,271,687
Strategic Growth	2,908,110	—	(686,965)	2,221,145	—	—	3,791,965	5,220,687	42,335,019
Strategic Income Opportunities	22,215,053	812,061	(1,758,201)	21,268,913	4,957,041	—	(249,761)	7,707,442	232,681,906
Total Return	21,897,300	1,705,344	(1,316,682)	22,285,962	3,961,440	—	(158,546)	8,999,395	304,203,379
U.S. High Yield Bond	3,573,005	121,559	(764,755)	2,929,809	1,326,910	—	(278,019)	1,322,647	33,341,224
U.S. Strategic Equity Allocation	7,577,457	5,813,622	(1,396,686)	11,994,393	—	—	744,032	15,354,255	142,253,505

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Value Equity	2,480,009	73,420	(400,625)	2,152,804	—	—	297,498	2,851,158	26,823,939
					$52,246,256	—	$55,772,015	$230,186,111	$3,911,847,904
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	8,447,981	1,808,217	(156,623)	10,099,575	—	—	$65,401	($2,611,583)	$97,056,914
Active Bond	33,558,706	325,787	(33,884,493)	—	$3,258,136	—	10,165,914	(5,947,121)	—
Alpha Opportunities	514,172	—	(514,172)	—	—	—	569,279	(304,883)	—
Asia Pacific Total Return Bond	6,502,483	3,870	(703,595)	5,802,758	—	—	(338,435)	3,920,782	56,809,000
Blue Chip Growth	295,767	1,009	(107,081)	189,695	—	—	2,191,695	(41,727)	7,460,698
Bond	—	20,845,976	(1,125,974)	19,720,002	4,881,124	—	52,768	2,203,615	315,322,837
Capital Appreciation	603,747	2,292	(223,643)	382,396	—	—	(196,427)	2,295,935	7,162,270
Capital Appreciation Value	7,260,209	1,207,872	(1,469,489)	6,998,592	—	—	714,136	9,308,036	86,642,573
Core Bond	12,679,496	11,469,612	(1,563,017)	22,586,091	4,229,844	—	(183,903)	4,555,718	293,167,461
Disciplined Value	484,703	10,369	(84,251)	410,821	—	—	108,333	901,750	8,890,167
Disciplined Value International	—	519,423	(20,273)	499,150	—	—	7,935	285,367	7,013,056
Emerging Markets	939,725	292,714	(317,522)	914,917	—	—	229,410	2,106,532	10,430,055
Emerging Markets Debt	11,050,984	487,336	(1,743,665)	9,794,655	3,843,413	—	(958,686)	8,736,950	96,575,299
Emerging Markets Equity	926,533	277,208	(292,023)	911,718	—	—	256,241	2,523,601	10,430,055
Enduring Assets	5,264,747	189,240	(1,233,586)	4,220,401	1,066,309	—	1,588,596	6,206,623	51,151,265
Equity Income	631,114	15,819	(97,763)	549,170	161,873	—	828,606	148,139	11,444,710
Floating Rate Income	21,979,653	844,833	(1,594,091)	21,230,395	6,426,724	—	(1,262,021)	(1,916,948)	179,396,841
Fundamental Global Franchise	2,340,894	17,325	(532,669)	1,825,550		—	50,196	5,076,489	25,977,582
Fundamental Large Cap Core, Class NAV	—	722,170	(124,247)	597,923	—	—	372,090	3,611,996	31,761,682
Fundamental Large Cap Core, Class R6	729,210	—	(729,210)	—	—	—	1,419,674	(636,963)	—
Global Absolute Return Strategies	12,311,131	2,457	(2,778,100)	9,535,488	—	—	(2,141,530)	4,568,213	98,596,951
Global Bond	8,299,613	105	(3,278,249)	5,021,469	—	—	1,439,499	5,051,479	63,873,092
Global Equity	2,668,541	484,606	(453,897)	2,699,250	—	—	195,288	3,543,137	33,065,811
Global Income	3,464,460	129,098	(624,188)	2,969,370	1,221,431	—	(333,500)	1,504,094	28,476,259
Global Real Estate	1,564,260	530,942	(251,714)	1,843,488	—	—	34,080	999,462	17,771,226
Global Shareholder Yield	2,130,495	290,257	(357,989)	2,062,763	596,968	—	198,942	2,216,022	23,701,144
Global Short Duration Credit	3,613,659	135,842	(373,135)	3,376,366	1,217,768	—	(343,383)	837,451	31,062,563
High Yield	2,123,675	86,150	(341,747)	1,868,078	663,856	—	100,660	224,831	15,299,561
High Yield (FKA Focused High Yield)	9,810,350	400,698	(1,662,170)	8,548,878	1,375,865	—	70,760	589,773	30,177,539
International Growth	127,342	444,881	(42,121)	530,102	—	—	78,733	987,860	14,100,718
International Growth Stock	1,663,506	2,241	(629,258)	1,036,489	—	—	1,735,823	1,315,470	14,676,684
International Strategic Equity Allocation	7,616,284	14,223	(1,670,653)	5,959,854	—	—	1,596,493	12,452,846	71,518,245
International Value	2,556,840	—	(1,686,788)	870,052	—	—	7,611,263	(2,878,450)	14,921,395
International Value Equity	984,201	4,415	(208,634)	779,982	—	—	146,565	1,008,536	6,863,842
Investment Quality Bond	12,096,492	—	(12,096,492)	—	—	—	2,257,693	(1,295,417)	—
Mid Cap Stock	1,033,630	79,005	(300,458)	812,177	—	—	602,623	3,208,683	18,306,463
Mid Value	1,175,404	105,019	(146,612)	1,133,811	—	—	852	1,069,905	18,594,498
Natural Resources	1,012,945	25,709	(242,003)	796,651	—	—	(1,332,444)	879,067	9,400,479

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Real Estate Equity	1,730,685	211,353	(219,925)	1,722,113	—	—	(206,186)	441,198	17,806,653
Real Return Bond	16,089,530	2,904,313	(1,244,835)	17,749,008	2,321,106	—	(1,602,682)	3,338,948	196,481,521
Redwood	1,608,441	—	(1,608,441)	—	—	—	629,043	(518,527)	—
Seaport	481,544	1,957	(86,212)	397,289	—	—	111,380	524,310	4,747,601
Short Duration Credit Opportunities	14,766,808	407,867	(1,296,719)	13,877,956	3,654,920	—	(528,511)	2,541,911	135,310,067
Short Term Government Income	13,355,902	144,294	(865,975)	12,634,221	1,010,884	—	(497,812)	649,913	119,393,390
Small Cap Growth	858,052	213,732	(168,130)	903,654	—	—	125,443	1,278,972	8,801,589
Small Cap Value	328,261	107,531	(25,728)	410,064	—	—	4,482	221,184	8,857,389
Spectrum Income	11,292,892	273,165	(1,192,838)	10,373,219	2,713,457	—	459,612	3,455,855	112,756,894
Strategic Growth	576,592	—	(200,817)	375,775	—	—	357,191	1,363,841	7,162,270
Strategic Income Opportunities	20,159,969	470,179	(2,077,716)	18,552,432	4,360,753	—	33,837	6,548,844	202,963,606
Total Return	23,176,671	313,351	(1,961,525)	21,528,497	3,918,795	—	(332,550)	9,612,294	293,863,985
U.S. High Yield Bond	2,233,160	79,365	(374,314)	1,938,211	886,444	—	97,469	571,065	22,056,842
U.S. Strategic Equity Allocation	4,058,837	264,970	(693,857)	3,629,950	—	—	630,748	4,631,820	43,051,209
Value Equity	484,048	19,338	(95,263)	408,123	—	—	70,007	537,925	5,085,211
					$47,809,670	—	$26,950,690	$111,904,823	$2,985,437,162

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LSQ3	09/17
This report is for the information of the shareholders of John Hancock Multimanager Portfolios.		11/17

John Hancock

Retirement Income 2040 Fund

Quarterly portfolio holdings 9/30/17

Fund’s investments
As of 9-30-17 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 46.2%				$11,222,468
(Cost $11,155,335)
U.S. Government 46.2%				11,222,468
U.S. Treasury
Bond	3.500	02-15-39	260,000	293,394
Bond	3.875	08-15-40	140,000	166,409
Bond	4.250	05-15-39	225,000	281,312
Bond	4.250	11-15-40	375,000	470,347
Bond	4.375	02-15-38	310,000	393,724
Bond	4.375	11-15-39	285,000	362,484
Bond	4.500	02-15-36	660,000	848,461
Bond	4.500	05-15-38	340,000	438,919
Bond	4.625	02-15-40	350,000	460,414
Bond	4.750	02-15-37	315,000	418,089
Bond	5.000	05-15-37	355,000	484,936
Bond	5.250	02-15-29	290,000	373,148
Bond	5.375	02-15-31	570,000	762,865
Bond	5.500	08-15-28	440,000	572,756
Bond	6.000	02-15-26	40,000	51,508
Bond	6.125	08-15-29	270,000	374,393
Bond	6.250	05-15-30	635,000	900,782
Bond	6.500	11-15-26	80,000	107,888
Bond	6.625	02-15-27	350,000	478,270
Bond	6.750	08-15-26	70,000	95,339
Bond	7.250	08-15-22	150,000	187,102
Bond	7.625	11-15-22	105,000	133,994
Bond	8.125	08-15-21	345,000	426,972
Note	1.375	12-31-18	455,000	454,840
Note	1.500	11-30-19	310,000	309,915
Note	1.750	12-31-20	440,000	440,722
Note	2.000	02-15-25	125,000	123,242
Note	2.250	12-31-23	420,000	423,757
Note	2.500	05-15-24	180,000	184,029

Note	2.750	02-15-24	195,000	202,457
Corporate bonds 29.2%				$7,100,496
(Cost $7,066,473)
Consumer discretionary 3.9%				953,249
Automobiles 0.6%
Ford Motor Company	7.450	07-16-31	60,000	77,667
General Motors Company	6.600	04-01-36	55,000	65,226
Hotels, restaurants and leisure 0.3%
McDonald's Corp.	6.300	03-01-38	60,000	78,448
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	4.800	12-05-34	50,000	56,611
eBay, Inc.	3.450	08-01-24	70,000	70,938
Media 2.3%
Comcast Corp.	4.250	01-15-33	75,000	80,615
Comcast Corp.	6.450	03-15-37	45,000	60,138
Comcast Corp.	6.500	11-15-35	55,000	73,406
Comcast Corp.	7.050	03-15-33	75,000	102,667
Time Warner, Inc.	3.875	01-15-26	85,000	86,287
Time Warner, Inc.	6.100	07-15-40	80,000	93,724
Time Warner, Inc.	7.700	05-01-32	40,000	55,589
2	JOHN HANCOCK Retirement Income 2040 Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.2%
The Home Depot, Inc.	5.875	12-16-36	40,000	$51,933
Consumer staples 2.2%				538,452
Beverages 0.6%
Anheuser-Busch InBev Finance, Inc.	4.700	02-01-36	85,000	94,090
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	55,454
Food and staples retailing 0.7%
CVS Health Corp.	4.875	07-20-35	65,000	72,022
Wal-Mart Stores, Inc.	5.250	09-01-35	80,000	98,259
Food products 0.3%
Kraft Heinz Foods Company	6.875	01-26-39	55,000	70,628
Household products 0.2%
The Procter & Gamble Company	5.500	02-01-34	40,000	51,226
Personal products 0.4%
Johnson & Johnson	4.375	12-05-33	85,000	96,773
Energy 4.2%				1,016,432
Energy equipment and services 0.3%
Halliburton Company	4.850	11-15-35	60,000	65,017
Oil, gas and consumable fuels 3.9%
Anadarko Petroleum Corp.	6.200	03-15-40	45,000	52,261
Anadarko Petroleum Corp.	6.450	09-15-36	45,000	53,534
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	54,009
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	65,089
ConocoPhillips	5.900	10-15-32	80,000	97,223
Energy Transfer LP	6.050	06-01-41	50,000	53,987
Energy Transfer LP	7.500	07-01-38	45,000	55,218
Exxon Mobil Corp.	3.043	03-01-26	55,000	56,030
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	81,090
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	51,262
Shell International Finance BV	4.125	05-11-35	60,000	63,332
Sunoco Logistics Partners Operations LP	3.900	07-15-26	60,000	59,501
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	92,912
Valero Energy Corp.	6.625	06-15-37	45,000	56,753
Valero Energy Corp.	7.500	04-15-32	45,000	59,214
Financials 5.4%				1,323,852
Banks 2.5%
Citigroup, Inc.	6.000	10-31-33	85,000	103,040
Citigroup, Inc.	6.625	06-15-32	80,000	101,796
Fifth Third Bancorp	8.250	03-01-38	55,000	83,585
HSBC Holdings PLC	7.625	05-17-32	75,000	100,557
JPMorgan Chase & Co.	6.400	05-15-38	60,000	80,209
US Bancorp	2.950	07-15-22	70,000	71,618
Wells Fargo & Company	3.500	03-08-22	80,000	83,068
Capital markets 1.2%
Morgan Stanley	3.125	07-27-26	100,000	98,046
Morgan Stanley	7.250	04-01-32	70,000	95,584
The Goldman Sachs Group, Inc.	6.125	02-15-33	80,000	100,429
Insurance 1.7%
American International Group, Inc.	3.875	01-15-35	95,000	92,986
MetLife, Inc.	6.500	12-15-32	50,000	64,937
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Retirement Income 2040 Fund	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Prudential Financial, Inc.	6.625	12-01-37	45,000	$60,329
The Progressive Corp.	2.450	01-15-27	110,000	104,558
The Travelers Companies, Inc.	6.750	06-20-36	60,000	83,110
Health care 2.1%				515,662
Biotechnology 0.6%
AbbVie, Inc.	4.500	05-14-35	85,000	91,428
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	53,596
Health care equipment and supplies 0.5%
Covidien International Finance SA	6.550	10-15-37	60,000	79,570
Medtronic, Inc.	6.500	03-15-39	40,000	54,042
Health care providers and services 0.3%
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	68,733
Pharmaceuticals 0.7%
Allergan Funding SCS	4.550	03-15-35	90,000	95,980
Wyeth LLC	5.950	04-01-37	55,000	72,313
Industrials 2.8%				671,654
Aerospace and defense 0.3%
Lockheed Martin Corp.	4.500	05-15-36	60,000	65,562
Air freight and logistics 0.2%
FedEx Corp.	4.900	01-15-34	50,000	56,124
Industrial conglomerates 1.6%
General Electric Company	5.875	01-14-38	75,000	98,098
General Electric Company	6.750	03-15-32	70,000	97,218
General Electric Company	6.875	01-10-39	50,000	73,236
Georgia-Pacific LLC	8.875	05-15-31	50,000	76,898
Honeywell International, Inc.	5.700	03-15-36	40,000	50,209
Road and rail 0.3%
CSX Corp.	6.000	10-01-36	45,000	56,290
Trading companies and distributors 0.4%
International Lease Finance Corp.	8.625	01-15-22	80,000	98,019
Information technology 1.7%				404,693
Software 1.2%
Microsoft Corp.	3.500	02-12-35	65,000	66,132
Microsoft Corp.	4.100	02-06-37	60,000	65,480
Microsoft Corp.	4.200	11-03-35	55,000	61,094
Oracle Corp.	3.900	05-15-35	50,000	52,412
Oracle Corp.	6.125	07-08-39	40,000	54,111
Technology hardware, storage and peripherals 0.5%
Dell International LLC (A)	6.020	06-15-26	95,000	105,464
Materials 1.1%				266,377
Chemicals 0.4%
Praxair, Inc.	3.200	01-30-26	95,000	97,172
Containers and packaging 0.3%
International Paper Company	7.300	11-15-39	50,000	68,968
Metals and mining 0.4%
Rio Tinto Finance USA, Ltd.	3.750	06-15-25	95,000	100,237
4	JOHN HANCOCK Retirement Income 2040 Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services 2.8%				$679,896
Diversified telecommunication services 2.5%
AT&T Mobility LLC	7.125	12-15-31	50,000	64,133
AT&T, Inc.	4.500	05-15-35	90,000	88,817
AT&T, Inc.	5.350	09-01-40	50,000	52,520
BellSouth LLC	6.550	06-15-34	60,000	70,682
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	78,281
Verizon Communications, Inc.	4.400	11-01-34	80,000	80,454
Verizon Communications, Inc.	5.050	03-15-34	95,000	101,744
Verizon Communications, Inc.	5.250	03-16-37	75,000	82,210
Wireless telecommunication services 0.3%
Vodafone Group PLC	6.150	02-27-37	50,000	61,055
Utilities 3.0%				730,229
Electric utilities 2.6%
Duke Energy Carolinas LLC	6.050	04-15-38	60,000	79,121
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	99,309
Florida Power & Light Company	5.950	02-01-38	60,000	79,059
MidAmerican Energy Company	5.750	11-01-35	70,000	87,532
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	54,067
Pacific Gas & Electric Company	6.050	03-01-34	80,000	104,116
Pacific Gas & Electric Company	6.250	03-01-39	45,000	59,855
PacifiCorp	5.250	06-15-35	55,000	65,465
Multi-utilities 0.4%
DTE Energy Company	6.375	04-15-33	80,000	101,705

	Shares	Value
Affiliated investment companies (B) 24.2%		$5,895,783
(Cost $5,582,441)
Equity 24.2%		5,895,783
Strategic Equity Allocation, Class NAV (JHAM) (C)(D)	412,293	5,895,783

	Yield (%)	Shares	Value
Short-term investments 0.2%			$36,275
(Cost $36,275)
Money market funds 0.2%			36,275
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9244(E)	36,275	36,275

Total investments (Cost $23,840,524) 99.8%	$24,255,022
Other assets and liabilities, net 0.2%	59,446
Total net assets 100.0%	$24,314,468

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The underlying funds' subadvisor is shown parenthetically.
(C)	The subadvisor is an affiliate of the advisor.
(D)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(E)	The rate shown is the annualized seven-day yield as of 9-30-17.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Retirement Income 2040 Fund	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2017, all investments are categorized as Level 2 under the hierarchy described above, except for affiliated investment companies and money market funds which are categorized as Level 1.

Investment in affiliated underlying funds. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	—	474,889	(62,596)	412,293	—	—	$22,648	$313,342	$5,895,783

For additional information on the fund's significant accounting policies, please refer to the fund's prospectus.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	621Q3	09/17
This report is for the information of the shareholders of John Hancock Retirement Income 2040 Fund.		11/17

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 17, 2017

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 17, 2017